Goldman Sachs Emerging Markets Credit Fund Average Annual Total Returns - Class A C Inst Inv R6 Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
J.P. Morgan Corporate Emerging Markets Bond Index (CEMBISM) Broad Diversified Index (Gross, USD, Unhedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.73%	2.48%	4.77%
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.86%	0.34%	2.39%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.68%	(0.04%)	2.79%
Performance Inception Date	Feb. 15, 2008
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.94%	(3.45%)	0.26%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.70%	(1.57%)	1.00%
Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent		7.81%	0.13%	2.46%	[1]
Performance Inception Date	Feb. 15, 2008
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		10.28%	1.23%	3.56%
Performance Inception Date	Feb. 15, 2008
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		10.22%	1.22%	3.55%
Performance Inception Date	Jul. 30, 2010
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent		10.02%	1.24%	3.57%	[2]
Performance Inception Date	Nov. 30, 2017

[1]	Class C Shares automatically convert into Class A Shares eight years after the purchase date. The 10-year performance for Class C Shares does not reflect the conversion to Class A Shares after the first eight years of performance.
[2]	Class R6 Shares commenced operations on November 30, 2017. Prior to that date, the performance of Class R6 Shares shown in the table above is that of Institutional Shares. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.